Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
TEMPO AUTOMATION INC
Net Loss Per Share
(14)	Net Loss Per Share

The Company uses the two-class method to calculate basic net loss per share and apply the more dilutive of the two-class method, treasury stock method or if-converted method to calculate diluted net loss per share.

No dividends were declared or paid for the nine months ended September 30, 2022 and 2021. Undistributed earnings for each period are allocated to participating securities, including the preferred stock for applicable periods, based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. As there are no contractual obligations for the preferred stockholders to share in losses, the Company’s basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average shares of common stock outstanding during periods with undistributed losses.

The table below sets forth the computation of basic and diluted net loss per share (in thousands, except share data and per share amounts):

	Nine Months Ended September 30,
	2022	2021
Basic and diluted:
Net loss	$(96,518)	$(24,388)
Weighted-average number of shares of common stock outstanding	10,072,318	9,815,806
Basic and diluted net loss per share	$(9.58)	$(2.48)

Basic and diluted net loss per share attributable to common stockholders is the same for the nine months ended September 30, 2022 and 2021 because the inclusion of potential shares of common stock would have been anti-dilutive for the periods presented. The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	As of September 30,
	2022	2021
Shares of common stock issuable upon conversion of redeemable convertible preferred stock	29,520,187	29,520,187
Shares of common stock issuable upon conversion of redeemable convertible preferred stock warrants	18,680,225	231,391
Shares of common stock issuable from stock options	23,896,897	16,113,756
Shares of common stock issuable from common stock warrants	3,187,913	824,913
Potential common shares excluded from diluted net loss per share	75,285,222	46,690,247

(17)	Net Loss Per Share

The Company uses the two-class method to calculate basic net loss per share and apply the more dilutive of the two-class method, treasury stock method or if-converted method to calculate diluted net loss per share.

No dividends were declared or paid for the years ended December 31, 2021 and 2020. Undistributed earnings for each period are allocated to participating securities, including the preferred stock for applicable periods, based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. As there are no contractual obligations for the preferred stockholders to share in losses, the Company’s basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average shares of common stock outstanding during periods with undistributed losses.

The table below sets forth the computation of basic and diluted net loss per share (in thousands, except share data and per share amounts):

	Years ended December 31,
	2021	2020
Basic and diluted:
Net loss	$(48,013)	$(19,104)
Weighted-average number of shares of common stock outstanding	9,819,576	9,755,174
Basic and diluted net loss per share	$(4.89)	$(1.96)

Basic and diluted net loss per share attributable to common stockholders is the same for the years ended December 31, 2021 and 2020 because the inclusion of potential shares of common stock would have been anti-dilutive for the periods presented. The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	As of December 31,
	2021	2020
Shares of common stock issuable upon conversion of redeemable convertible preferred stock	29,520,187	29,520,187
Shares of common stock issuable upon conversion of redeemable convertible preferred stock warrants	231,391	123,391
Shares of common stock issuable from stock options	16,508,725	10,364,039
Shares of common stock issuable from common stock warrants	3,187,913	182,500
Potential common shares excluded from diluted net loss per share	49,448,216	40,190,117